Subsequent Events (Details) - Subsequent Event $ in Thousands	Jul. 08, 2024 USD ($)
Subsequent Events
Preferred Stock, Liquidation Preference, Value	$ 26,200
Sale Of Stock By Vyome Therapeutics
Subsequent Events
Purchase price of shares investor commitment	7,300
Merger Agreement
Subsequent Events
Preferred Stock, Liquidation Preference, Value	$ 1,000
Liquidation value, as percentage of asset purchase price	20.00%
Purchase price of shares investor commitment	$ 5,800
Common stock price, discount percentage	30.00%
Principal amount of each investor's convertible promissory note as a percentage of their individual investment amount	5.00%
Interest rate per annum	8.00%
Percentage of debt carrying value converted into common stock	100.00%
Asset Purchase Agreement | Forecast
Subsequent Events
Cash purchase price	$ 5,160